Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories
The current replacement cost of inventories exceeded their recorded values by $165.1 million at December 31, 2012 and $157.5 million at December 31, 2011. Approximately 40 percent of inventories in 2012 and 2011 are recorded on the LIFO basis. In 2012 and 2011, approximately 60 percent of inventories are determined on a FIFO basis.
Inventories consisted of the following:

(in Millions)	December 31, 2012	December 31, 2011
Finished goods and work in process	$416.0	$298.6
Raw materials	259.7	171.7
Net inventory	$675.7	$470.3